UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Tortoise Return Fund, LLC
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS (Unaudited)

	September 30, 2008
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 95.6% (1)
Crude/Refined Products Pipelines - 0.6% (1)
SemGroup Energy Partners, L.P.	11,752	$82,029

Natural Gas/Natural Gas Liquids Pipelines - 71.1% (1)
El Paso Pipeline Partners, L.P.	59,000	948,130
Energy Transfer Partners, L.P.	23,700	872,871
Enterprise GP Holdings L.P.	255,146	6,003,585
Spectra Energy Partners, LP	49,700	944,300
Williams Pipeline Partners L.P.	68,200	952,072
		9,720,958

Natural Gas Gathering/Processing - 23.9% (1)
Copano Energy, L.L.C.(2)	62,952	1,503,294
DCP Midstream Partners, LP	16,300	275,796
MarkWest Energy Partners, L.P.	43,800	1,107,264
Targa Resources Partners LP	22,000	374,440
		3,260,794

Total Master Limited Partnerships and Related Companies (Cost $18,455,202)		13,063,781

Short-Term Investment - 5.5% (1)
First American Government Obligations Fund - Class Y, 1.53%(3) (Cost $751,413)	751,413	751,413

Total Investments - 101.1% (1) (Cost $19,206,615)		13,815,194
Liabilities in Excess of Cash and Other Assets - (1.1%) (1)		(152,973)
Total Members' Capital - 100.0% (1)		$13,662,221

(1) Calculated as a percentage of members' capital.
(2) Restricted security has a fair value of $1,503,294 which represents 11.0% of members' capital.
(3) Rate indicated is the current yield as of September 30, 2008.

 Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table provides the fair value measurements of the Company’s investments by level within the fair value hierarchy as of September 30, 2008.  These investments are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	September 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments	$ 13,815,194	$ 12,311,900	$ -	$ 1,503,294

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Investments

For the three months ended
	March 31, 2008	June 30, 2008	September 30, 2008
Fair Value beginning balance	$ -	$ -	$ -
Total unrealized gains (losses) included in net increase (decrease) in net assets applicable to common stockholders	-	-	-
Net purchases, issuances and settlements	-	-	-
Return of capital adjustments impacting cost basis of security	-	-	-
Transfers in (out) of Level 3	-	-	$ 1,503,294
Fair value ending balance	$ -	$ -	$ 1,503,294

The following investment is restricted and is valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit of such investment and percent of members’ capital which the investment comprises at September 30, 2008.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Value as Percent of Members’ Capital
Copano Energy, L.L.C.	Class E Common Units	62,952	10/19/07	$1,999,985	$23.88	11.0%

As of September 30, 2008, the aggregate cost of securities for federal income tax purposes was $19,340,130. At September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $0, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $5,524,936 and the net unrealized depreciation was $ 5,524,936.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Total Return Fund, LLC

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Total Return Fund, LLC

Date: October 27, 2008	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer